ACCOUNTS RECEIVABLE (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of entity's revenue	10.00%
Information about major customers	No single customer accounts for more than 10 percent of our sales.
Held by customers of financial institution [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Description of arrangement for contingent consideration arrangements and indemnification assets	Agrium has only a limited recourse involvement to the extent of an indemnification of the institution for 50 percent of its future bad debts to a maximum of 5 percent of the qualified customer loans
Outstanding customer credit	$ 528